Schedule of Fair Value by Liabilities on Balance Sheet (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Warrant Liability		$ 94,025	$ 673,171
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant Liability
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant Liability
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant Liability		$ 94,025	$ 673,171